Fair Value Measurements (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in valuation of warrant derivative liabilities	$ 360,093	$ 243,276	$ (304,943)	$ 382,495	$ 496,305	$ (1,015,151)
Change in valuation of embedded derivative liabilities		2,922,000		4,543,000	2,571,004	(5,040,000)
Cash and cash equivalents	6,722,864		6,722,864		9,033,872	8,852,281
Change in valuation of embedded derivative liabilities		$ (2,922,000)		$ (4,543,000)	(2,571,004)	5,040,000
Warrant derivative liabilities	$ 1,452,838		$ 1,452,838		1,147,895	1,644,200
Fair value of embedded derivative liabilities						13,501,000
12% Convertible Debentures [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of embedded derivative liabilities					$ 10,929,996
Series G Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant derivative liabilities						72,563
Other income						72,563
Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Adjustment to additional paid in capital						$ 735,186
Measurement Input, Expected Term [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term						3 years 9 months
Measurement Input, Expected Term [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term	1 year 11 months 15 days		1 year 11 months 15 days		2 years 5 months 12 days	3 years 5 months 12 days
Measurement Input, Expected Term [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term	4 years 3 months 18 days		4 years 3 months 18 days		4 years 9 months 14 days	5 years 9 months 18 days
Measurement Input, Risk Free Interest Rate [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						1.56
Measurement Input, Risk Free Interest Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.25		0.25		0.13	1.62
Measurement Input, Risk Free Interest Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.67		0.67		0.36	1.76
Measurement Input, Price Volatility [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						130.46
Measurement Input, Price Volatility [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	147.10		147.10		150.55	144.56
Measurement Input, Price Volatility [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	134.44		134.44		140.95	127.63
Measurement Input, Expected Dividend Rate [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						0.0
Measurement Input, Expected Dividend Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0		0		0	0.0
Measurement Input, Expected Dividend Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0		0		0	0.0
Transaction Date Closing Market [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share | $ / shares						$ 0.89
Transaction Date Closing Market [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.78		0.78		0.60
Fair value assumptions, measurement input, price per share | $ / shares					$ 0.60	0.80
Transaction Date Closing Market [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.78		0.78		0.60
Fair value assumptions, measurement input, price per share | $ / shares					$ 0.60	0.80
Measurement Input, Exercise Price [Member] | Level Two Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share | $ / shares						0.50
Measurement Input, Exercise Price [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	0.50		0.50		0.50
Fair value assumptions, measurement input, price per share | $ / shares					$ 0.50	4.50
Measurement Input, Exercise Price [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages	1.00		1.00		1.00
Fair value assumptions, measurement input, price per share | $ / shares					$ 1.00	$ 1.00